FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - ADARA ACQUISITION CORP - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in valuation inputs or other assumptions	$ (4,166,900)	$ (4,297,300)
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning		0
Initial measurement on February 11th, 2021		3,785,100
Change in valuation inputs or other assumptions		(1,587,300)
Transfer to Level 2		(2,197,800)
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning		0
Initial measurement on February 11th, 2021		5,290,000
Change in valuation inputs or other assumptions		(1,437,500)
Transfer to Level 1		(3,852,500)
Representative Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning	49,000	0
Initial measurement on February 11th, 2021		36,500
Change in valuation inputs or other assumptions		12,500
Change in fair value	(42,500)
Fair value - Ending	6,500	49,000
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value - Beginning	49,000	0
Initial measurement on February 11th, 2021		9,111,600
Change in valuation inputs or other assumptions		(3,012,300)
Transfer to Level 1		(3,852,500)
Transfer to Level 2		(2,197,800)
Change in fair value	(42,500)
Fair value - Ending	$ 6,500	$ 49,000